Discontinued Operations (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Staffing 360 Solutions, Inc. [Member]
Discontinued Operations (Details) [Line Items]
Gain on discontinued operation	$ 901	$ (9,014)	$ (12,496)